Share capital and additional paid-in capital (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Issued share capital and additional paid-in capital
	Number of shares	Ordinary shares	Additional paid-in capital	Total	Non- controlling interest	Total equity
	(thousands)	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

At January 1, 2018	1,000,000	325	383,174	383,499	95,875	479,374
Shares issued during the year	862	1	-	1	-	1
At December 31, 2018	1,000,862	326	383,174	383,500	95,875	479,375
Shares issued during the year	269	*	-	*	-	-
At December 31, 2019	1,001,131	326	383,174	383,500	95,875	479,375
Shares issued during the year	1,070	*	-	*	-	-
At December 31, 2020	1,002,201	326	383,174	383,500	95,875	479,375